Revenues and Cost of Revenues (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cost Of Goods And Services Sold Depreciation And Amortization [Abstract]
Depreciation included in Cost of Revenues	$ 956	$ 1,381